Unaudited Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Share capital - ordinary share	Share capital - preference share	Advance receipts for share capital	Additional paid in capital in excess of par value of ordinary share	Additional paid in capital-treasury share transactions	Employee share options	Restricted share units	Additional paid in capital in excess of par value of preference share	Accumulated deficit	Financial statements translation differences of foreign operations	Treasury shares	Total
Balance at Dec. 31, 2022	$ 7,136			$ 153,288,043		$ 1,442,346			$ (96,984,380)	$ 370,178	$ (29,580,140)	$ 28,543,183
Profit for the period									13,495,614			13,495,614
other comprehensive income loss									89,457	584,840		674,297
Total comprehensive income (loss) for the period									13,585,071	584,840		14,169,911
Expiration of share options				881,689		(881,689)
Employee share option plans						203,676						203,676
Share-based payment for professional services	13			695,662								695,675
Exercise of convertible preference shares	560			5,214,402								5,214,962
Issuance of restricted share units	99			697,802			175,599					873,500
Exercise of warrants	38			4,450,788								4,450,826
Balance at Dec. 31, 2023	7,846			165,228,386		764,333	175,599		(83,399,309)	955,018	(29,580,140)	54,151,733
Profit for the period									1,611,588			1,611,588
other comprehensive income loss									2,112	(1,949,532)		(1,947,420)
Total comprehensive income (loss) for the period									1,613,700	(1,949,532)		(335,832)
Expiration of share options
Share-based payment for professional services	122			722,054								722,176
Exercise of convertible preference shares	2,178			6,264,479								6,266,657
Issuance of restricted share units	5			30,734			(69,795)					(39,056)
Stock Split
Issuance of ordinary shares	2,143			11,287,861								11,290,004
Acquisition of intangible asset through share-based payment	5			(5)
Balance at Jun. 30, 2024	$ 12,299			$ 183,533,509		$ 764,333	$ 105,804		$ (81,785,609)	$ (994,514)	$ (29,580,140)	$ 72,055,682